Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets Abstract
Schedule Of Other Assets Table Text Block
(In thousands)	December 31, 2019	December 31, 2018
Net deferred tax assets (net of valuation allowance)	$886,353	$1,049,895
Investments under the equity method	237,081	228,072
Prepaid taxes	47,226	33,842
Other prepaid expenses	82,425	82,742
Derivative assets	17,966	13,603
Trades receivable from brokers and counterparties	47,049	40,088
Principal, interest and escrow servicing advances	77,800	88,371
Guaranteed mortgage loan claims receivable	108,946	59,613
Operating ROU assets (Note 35)	149,849	-
Finance ROU assets (Note 35)	12,888	-
Others	152,032	117,908
Total other assets	$1,819,615	$1,714,134